Share Capital and Reserves (Details) - Schedule of capital stock and the issuance premium € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Schedule of capital stock and the issuance premium [Abstract]
Share Capital as per statutory accounts	$ 143,419		$ 84,903		€ 118,662	€ 68,999
Capital Increase costs	(14,965)		(8,187)		(12,564)	(6,785)
Share capital under IFRS	128,454	€ 106,098	76,716	€ 62,214
Issuance premium	153,177		136,349		126,481	112,078
Share capital and issuance premium	$ 281,631		$ 213,065		€ 232,579	€ 174,292